SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue on the remaining performance obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	¥ 3,434,620	$ 497,973	¥ 4,477,929	¥ 3,961,962
No-reason return period	7 days	7 days
Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue on the remaining performance obligations	¥ 12,500		¥ 29,600
Health and life insurance | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	5 years	5 years
Health and life insurance | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	10 years	10 years
Property insurance
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized			93.00%
Revenue on the remaining performance obligation, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized	99.00%